FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
24. FAIR VALUE MEASUREMENTS
As of December 31, 2021 and 2022, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using

Description	Fair value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	167,781	—	167,781	—
Wealth management products	212,271	—	212,271	—
Long-term investments
Equity securities with readily determinable fair value	153,326	153,326	—	—
Equity securities accounted for under alternative measurement	196,296	—	196,296	—

Total assets	729,674	153,326	576,348	—

		Fair value measurement at reporting date using

Description	Fair value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	142,357	—	142,357	—
Wealth management products	69,646	—	69,646	—
Long-term investments
Equity securities with readily determinable fair value	189,885	189,885	—	—
Equity securities accounted for under alternative measurement	207,771	—	207,771	—

Total assets	609,659	189,885	419,774	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Short-term investments
Short-term investment consists of wealth management products and time deposits, which are valued by the Group on a recurring basis. The Group values its short-term wealth management products investments held in certain banks using model-derived valuations based upon discounted cash flow, in which significant inputs, mainly including expected return, are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The expected return of the financial products were determined based on the prevailing interest rates in the market.
Long-term investments
Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value. The Group values these equity securities at its quoted prices in stock market, and accordingly the Group classifies the valuation techniques that use these inputs as Level 1.
The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU
2016-01,
entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.